Unaudited Interim Consolidated Income Statement - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	€ 1,474	€ 1,382	€ 2,860	€ 2,710
Cost of sales	(1,303)	(1,232)	(2,556)	(2,420)
Gross profit	171	150	304	290
Selling and administrative expenses	(60)	(62)	(118)	(127)
Research and development expenses	(10)	(8)	(21)	(19)
Restructuring costs				(2)
Other gains / (losses) - net	24	(7)	(23)	31
Income (loss) from operations	125	73	142	173
Finance costs-net	(36)	(39)	(70)	(93)
Share of loss of joint-ventures	(9)	(7)	(12)	(13)
Income before income tax	80	27	60	67
Income tax expense	(25)	(12)	(29)	(39)
Net income (loss)	55	15	31	28
Net income attributable to:
Equity holders of Constellium	55	16	31	29
Non-controlling interests		(1)		(1)
Net income (loss)	€ 55	€ 15	€ 31	€ 28
Earnings per share attributable to the equity holders of Constellium
Basic	€ 0.41	€ 0.15	€ 0.23	€ 0.27
Diluted	€ 0.39	€ 0.15	€ 0.22	€ 0.27